TAXES PAYABLE (Tables)	6 Months Ended
Sep. 30, 2022
TAXES PAYABLE
Schedule of taxes payable

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Income taxes payable	92,816	113,658
VAT payable	15,895	11,495
Other taxes payable	—	—
Total taxes payable (receivable)	108,711	125,153